Significant Accounting Policies (Policies)	12 Months Ended
Dec. 28, 2014
Accounting Policies [Abstract]
Principles of Consolidation
Principles of Consolidation:
The consolidated financial statements include the accounts of Heinz, all wholly-owned and majority-owned subsidiaries, and any variable interest entities for which we are the primary beneficiary. All intercompany accounts and transactions are eliminated.

Use Of Estimates
Use of Estimates:
The preparation of financial statements, in conformity with accounting principles generally accepted in the United States of America, requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities, the disclosure of contingent assets and liabilities at the date of the financial statements, and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from these estimates.

Translation of Foreign Currencies
Translation of Foreign Currencies:
For all significant foreign operations, the functional currency is the local currency. Assets and liabilities of these operations are translated at the exchange rate in effect at each period end. Income statement accounts are translated at the average rate of exchange prevailing during the period. Translation adjustments arising from the use of differing exchange rates from period to period are included as a component of other comprehensive income/(loss) within shareholder's equity. Gains and losses from foreign currency transactions are included in net income for the period.

Highly Inflationary Accounting
Highly Inflationary Accounting:
Heinz applies highly inflationary accounting if the cumulative inflation rate in an economy for a three-year period meets or exceeds 100 percent. Under highly inflationary accounting, the financial statements of a subsidiary are remeasured into Heinz's reporting currency (U.S. dollars) and exchange gains and losses from the remeasurement of monetary assets and liabilities are reflected in current earnings, rather than accumulated other comprehensive loss on the balance sheet, until such time as the economy is no longer considered highly inflationary. See Note 21 for additional information.

Cash Equivalents	Cash Equivalents: Cash equivalents are defined as highly liquid investments with original maturities of 90 days or less.
Inventories	Inventories: Inventories are stated at the lower of cost or market. Cost is determined principally under the average cost method.
Property, Plant and Equipment
Property, Plant and Equipment:
Land, buildings and equipment are recorded at cost. For financial reporting purposes, depreciation is provided on the straight-line method over the estimated useful lives of the assets, which generally have the following ranges: buildings—40 years or less, machinery and equipment—15 years or less, computer software—3 to 7 years, and leasehold improvements—over the life of the lease, not to exceed 15 years. Accelerated depreciation methods are generally used for income tax purposes. Expenditures for new facilities and improvements that substantially extend the capacity or useful life of an asset are capitalized. Ordinary repairs and maintenance are expensed as incurred. When property is retired or otherwise disposed, the cost and related accumulated depreciation are removed from the accounts and any related gains or losses are included in income. Heinz reviews property, plant and equipment, whenever circumstances change such that the recorded value of an asset may not be recoverable. Factors that may affect recoverability include changes in planned use of the asset and the closing of facilities. Heinz’s impairment review is based on an undiscounted cash flow analysis at the lowest level for which identifiable cash flows exist and are largely independent. When the carrying value of the asset exceeds the future undiscounted cash flows, an impairment is indicated and the asset is written down to its fair value.

Goodwill and Intangibles
Goodwill and Intangibles:
Intangible assets with finite useful lives are amortized on a straight-line basis over the estimated periods benefited, and are reviewed when appropriate for possible impairment, similar to property, plant and equipment. Goodwill and intangible assets with indefinite useful lives are not amortized. The carrying values of goodwill and other intangible assets with indefinite useful lives are tested at least annually for impairment, or when circumstances indicate that a possible impairment may exist. Prior to the 2013 Merger, indefinite-lived intangible assets were tested annually during the fourth quarter of each fiscal year, while the annual impairment tests of goodwill were performed during the third quarter of each fiscal year. Subsequent to the 2013 Merger, the first annual impairment tests for both goodwill and indefinite-lived intangible assets were performed in the second quarter of the year ended December 28, 2014. All goodwill is assigned to reporting units, which are primarily one level below our operating segments. Heinz performs its impairment tests of goodwill at the reporting unit level.  Heinz tests goodwill for impairment by either performing a qualitative evaluation or a two-step quantitative test.  The qualitative evaluation is an assessment of factors to determine whether it is more likely than not that the fair values of a reporting unit is less than its carrying amount, including goodwill.  Factors considered as part of the qualitative assessment include entity-specific industry, market and general economic conditions.  Heinz may elect to bypass this qualitative assessment for some or all of its reporting units and perform a two-step quantitative test. This quantitative test involves estimating a reporting unit's fair value and comparing it to the reporting unit's carrying value. If the carrying value exceeds fair value, Heinz would perform step two to estimate the extent of the impairment, if any. Heinz elected to bypass the qualitative assessment for its 2014 annual impairment test and performed the quantitative test for all its reporting units.
Indefinite-lived intangible assets are tested for impairment by either performing a qualitative evaluation or a quantitative calculation of fair value and comparison to carrying amount. The qualitative evaluation is an assessment of factors including, but not limited to, changes in management, overall financial performance, and other entity-specific events. The objective of the qualitative evaluation is to determine whether it is more likely than not that the fair value of an indefinite-lived intangible asset is less than its carrying amount. Heinz can choose to perform the qualitative assessment on none, some, or all of its indefinite-lived intangible assets. Heinz elected to bypass the qualitative assessment for its 2014 annual impairment test and performed the quantitative test for all its indefinite-lived intangible assets.
Heinz's estimates of fair value when testing quantitatively for impairment of both goodwill and intangible assets with indefinite lives is based principally on a discounted cash flow model, using a market participant approach, that requires significant judgment and requires assumptions about future volume trends, revenue and expense growth rates, terminal growth rates, discount rates, tax rates and working capital changes.

Revenue Recognition
Revenue Recognition:
Heinz recognizes revenue when title, ownership and risk of loss pass to the customer. This primarily occurs upon delivery of the product to the customer. For the most part, customers do not have the right to return products unless damaged or defective. Revenue is recorded net of sales incentives, and includes shipping and handling charges billed to customers. Shipping and handling costs are primarily classified as part of selling, general and administrative expenses.

Marketing Costs
Marketing Costs:
Heinz promotes its products with advertising, consumer incentives and trade promotions. Such programs include, but are not limited to, discounts, coupons, rebates, in-store display incentives and volume-based incentives. Advertising costs are expensed as incurred. Consumer incentive and trade promotion activities are recorded as a reduction of revenue or as a component of cost of products sold based on amounts estimated as being due to customers and consumers at the end of a period, based principally on historical utilization and redemption rates. Advertising costs are recognized as an expense within selling, general and administrative expenses if Heinz determines that it will receive an identifiable, separable benefit in return for the consideration paid and it can reasonably estimate the fair value of the benefit identified. Accruals for trade promotions are initially recorded at the time of sale of product to the customer based on an estimate of the expected levels of performance of the trade promotion, which is dependent upon factors such as historical trends with similar promotions, expectations regarding customer participation, and sales and payment trends with similar previously offered programs. Heinz performs monthly evaluations of its outstanding trade promotions, making adjustments where appropriate to reflect changes in estimates. Settlement of these liabilities typically occurs in subsequent periods primarily through an authorization process for deductions taken by a customer from amounts otherwise due to Heinz. Coupon redemption costs are accrued in the period in which the coupons are offered. The initial estimates made for each coupon offering are based upon historical redemption experience rates for similar products or coupon amounts. Heinz performs monthly evaluations of outstanding coupon accruals that compare actual redemption rates to the original estimates. For interim reporting purposes, advertising, consumer incentive and product placement expenses are charged to operations as a percentage of volume, based on estimated volume and related expense for the full year.

Income Taxes
Income Taxes:
Deferred income taxes result primarily from temporary differences between financial and tax reporting. If it is more likely than not that some portion or all of a deferred tax asset will not be realized, a valuation allowance is recognized. When assessing the need for valuation allowances, Heinz considers future taxable income and ongoing prudent and feasible tax planning strategies. Should a change in circumstances lead to a change in judgment about the realizability of deferred tax assets in future years, Heinz would adjust related valuation allowances in the period that the change in circumstances occurs, along with a corresponding increase or charge to income.
Heinz has not provided for possible U.S. taxes on the undistributed earnings of foreign subsidiaries that are considered to be reinvested indefinitely. Calculation of the unrecognized deferred tax liability for temporary differences related to these earnings is not practicable.

Stock-Based Employee Compensation Plans
Stock-Based Employee Compensation Plans:
Heinz recognizes the cost of all stock-based awards to employees, including grants of employee stock options, on a straight-line basis over their respective requisite service periods (generally equal to an award’s vesting period). A stock-based award is considered vested for expense attribution purposes when the employee’s retention of the award is no longer contingent on providing subsequent service. Accordingly, Heinz recognizes compensation cost immediately for awards granted to retirement-eligible individuals or over the period from the grant date to the date retirement eligibility is achieved, if less than the stated vesting period. The vesting approach used does not affect the overall amount of compensation expense recognized, but could accelerate the recognition of expense. Prior to the 2013 Merger, the H. J. Heinz Company followed its previous vesting approach for the remaining portion of those outstanding awards that were unvested and granted prior to May 4, 2006, and accordingly, recognized expense from the grant date to the earlier of the actual date of retirement or the vesting date. Judgment is required in estimating the amount of stock-based awards expected to be forfeited prior to vesting. If actual forfeitures differ significantly from these estimates, stock-based compensation expense could be materially impacted.
Compensation cost related to all stock-based awards is determined using the grant date fair value. Determining the fair value of employee stock options at the grant date requires judgment in estimating the expected term that the stock options will be outstanding prior to exercise as well as the volatility and dividends over the expected term. Compensation cost for restricted stock units is determined based on the fair value of Heinz’s stock at the grant date.
Stock-based compensation expense is primarily recognized as a component of selling, general and administrative expenses in the Consolidated Statements of Operations.

Financial Instruments
Financial Instruments:
Heinz’s financial instruments consist primarily of cash and cash equivalents, receivables, accounts payable, short-term and long-term debt, swaps, forward contracts, and option contracts. The carrying values for Heinz’s financial instruments approximate fair value, except as disclosed in Note 15. As a policy, Heinz does not engage in speculative or leveraged transactions, nor does Heinz hold or issue financial instruments for trading purposes.
Heinz uses derivative financial instruments for the purpose of hedging foreign currency, debt and interest rate exposures, which exist as part of ongoing business operations. Heinz carries derivative instruments on the balance sheet at fair value, determined using observable market data. Derivatives with scheduled maturities of less than one year are included in other receivables or other payables, based on the instrument’s fair value. Derivatives with scheduled maturities beyond one year are classified between current and long-term based on the timing of anticipated future cash flows. The current portion of these instruments is included in other receivables or other payables and the long-term portion is presented as a component of other non-current assets or other non-current liabilities, based on the instrument’s fair value.
The accounting for changes in the fair value of a derivative instrument depends on whether it has been designated and qualifies as part of a hedging relationship and, if so, the reason for holding it. Gains and losses on fair value hedges are recognized in current period earnings in the same line item as the underlying hedged item. The effective portion of gains and losses on cash flow hedges are deferred as a component of accumulated other comprehensive loss and are recognized in earnings at the time the hedged item affects earnings, in the same line item as the underlying hedged item. Hedge ineffectiveness related to cash flow hedges is reported in current period earnings within other income and expense. The income statement classification of gains and losses related to derivative contracts that do not qualify for hedge accounting is determined based on the underlying intent of the contracts. Cash flows related to the settlement of derivative instruments designated as net investment hedges of foreign operations are classified in the consolidated statements of cash flows within investing activities. Cash flows related to the termination of derivative instruments designated as fair value hedges of fixed rate debt obligations are classified in the consolidated statements of cash flows within financing activities. All other cash flows related to derivative instruments are generally classified in the consolidated statements of cash flows within operating activities.

Dividends Policy
Dividends:
Berkshire Hathaway has an $8.0 billion preferred stock investment in Parent which entitles it to a 9.0% annual dividend to be paid quarterly in cash or in-kind. When Heinz has an accumulated deficit, these quarterly distributions are recorded as a reduction of additional capital.

Recently Issued Accounting Standards
Recently Issued Accounting Standards

In February 2015, the FASB issued amended guidance on consolidation. The amended guidance modifies the analysis that companies must perform in order to determine whether a legal entity should be consolidated. The amended guidance simplifies current consolidation rules by (a) reducing the number of consolidation models, (b) eliminating the risk that a reporting entity may have to consolidate a legal entity solely based on a fee arrangement with another legal entity, (c) placing more weight on the risk of loss in order to identify the party that has a controlling financial interest, (d) reducing the number of instances that related party guidance needs to be applied when determining the party that has a controlling financial interest, and changing rules for companies in certain industries that ordinarily employ limited partnership or VIE structures. The amended guidance is effective for public entities for interim and annual periods beginning after December 15, 2015. Early adoption, including adoption in an interim period, is permitted. Heinz is evaluating the impact on its consolidated financial statements

In May 2014, the FASB announced the issuance of ASU 2014-09, which provides guidance for recognizing revenue from contracts with customers. The new guidance establishes a five-step model for recognizing revenue, which will supersede a number of existing revenue recognition requirements under U.S. GAAP, providing consistency across industries. Heinz is required to adopt this standard for annual reporting periods beginning after December 15, 2016, and for interim and annual reporting periods thereafter. Earlier adoption is not permitted. Heinz is currently evaluating the impact the adoption of this standard will have on its consolidated financial statements.

In April 2014, the FASB issued an amendment to the standard for reporting discontinued operations and disclosure of disposals of components of an entity. This revised standard changes the criteria for determining which disposals can be presented as discontinued operations and modifies the disclosure requirements. Under the new guidance, a discontinued operation is defined as a disposal of a component or group of components that is disposed of or is classified as held for sale and represents a strategic shift that has (or will have) a major effect on an entity's operations and financial results. The amendment states that a strategic shift could include a disposal of (i) a major geographic area of operations, (ii) a major line of business, (iii) a major equity method investment, or (iv) other major parts of an entity. Heinz is required to adopt this revised standard prospectively for new disposals starting in 2015. The revised standard permits early adoption; however, Heinz did not have any disposals in 2014.